Income Taxes - Additional Information (Detail) - CAD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2023	Jan. 31, 2023	Oct. 31, 2023	Oct. 31, 2022	Jul. 31, 2023
Disclosure Of Income Taxes [Line Items]
Net deferred tax assets			$ 589	$ 435
Deferred tax assets			629	480
Deferred tax liabilities			40	45
Unused tax losses for which deferred tax assets have not been recognized			$ 1,515	1,620
Unused tax losses for which deferred tax assets have not been recognized, expiration period			3
Current tax expense income			$ 1,411	1,741
Estimated potential income tax reassessment exposure	$ 100
Canada Recovery Dividend Tax On Banks And Life Insurance Groups [Member]
Disclosure Of Income Taxes [Line Items]
One time Canada Recovery Dividend tax (CRD) rate		15.00%
Minimum taxable income used as a basis for one time Canada Recovery Dividend Tax		$ 1,000
One time Canada recovery dividend tax payment term		5 years
Percentage of prospective increase in tax rate		1.50%
Minimum taxable income on prospective increase in tax		$ 100
Good and service tax expenses					$ 34
Canada recovery dividend discount amount		45
Estimated canada recovery dividend tax amount		555
Current tax expense income		$ 510
2018 Taxation Year [Member]
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility			1,772
2022 Taxation Year [Member] | Canada Recovery Dividend Tax On Banks And Life Insurance Groups [Member]
Disclosure Of Income Taxes [Line Items]
Percentage of discount tax rate		1.50%
Current tax expense income		$ 35
Caribbean [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized			759	878
Canada [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized			482	610
US [member]
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which deferred tax assets have not been recognized			$ 756	$ 742